Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	[1]	$ 0.005	$ 0.005
Common stock, shares authorized		Unlimited	Unlimited
Common stock, shares issued		7,535,897	6,406,146
Common stock, shares outstanding		7,535,897	6,406,146

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.